Deferred charges - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Apr. 03, 2014	Mar. 27, 2014	Jan. 31, 2014
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Gross proceeds from issuance of senior unsecured notes	$ 345,000,000
Refinancing expenses and costs	3,279,000	4,038,000
Refinancing expenses and costs	70,000	4,038,000
Term Loan Credit Facilities [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Repayment of credit facility			125,000,000
Revolving Credit Facilities [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Agreement to extend and refinance revolving credit facility		1,000,000,000		0	433,800,000
Senior Unsecured Notes [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Gross proceeds from issuance of senior unsecured notes			345,000,000
Refinancing expenses and costs			$ 2,334,000